GROUP STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Common Stock	Additional paid in capital	Currency translation reserve	Share based payment reserve	Fair Revaluation Reserve	Other comprehensive income of associates	Accumulated surplus / (deficit)	Total
Balance at the beginning at Dec. 31, 2019	£ 294	£ 25,252	£ 178				£ (4,986)	£ 20,738
Total comprehensive income for the period:
Profit for the period							1,442	1,442
Other comprehensive income			265					265
Total comprehensive income for the period			265				1,442	1,707
Transactions with equity owners:
Share based compensation charge				£ 332				332
Shares to be issued	10	1,540						1,550
Cancellation of share premium		(25,252)					25,252
Share options/warrants charges				332				332
Share based payments lapsed/expired				(257)			257
Total transactions with equity owners	10	(23,712)		75			25,509	1,882
Balance at the end at Dec. 31, 2020	304	1,540	443	75			21,965	24,327
Total comprehensive income for the period:
Profit for the period							30,765	30,765
Other comprehensive income			(410)		£ 414	£ 6,571		6,575
Total comprehensive income for the period			(410)		414	6,571	30,765	37,340
Transactions with equity owners:
Common stock issued	164	150,977						151,141
Issue costs of share capital		(12,936)						(12,936)
Share based compensation charge				1,938				1,938
Common stock options/warrants exercised				(108)			108
Share options/warrants charges				1,938				1,938
Total transactions with equity owners	164	138,041		1,830			108	140,143
Balance at the end at Dec. 31, 2021	468	139,581	33	1,905	414	6,571	52,838	201,810
Total comprehensive income for the period:
Profit for the period							(194,231)	(194,231)
Other comprehensive income			1,735		(414)	(6,571)		(5,250)
Total comprehensive income for the period			1,735		£ (414)	£ (6,571)	(194,231)	(199,481)
Transactions with equity owners:
Common stock issued	10	4,167						4,177
Share based compensation charge				4,928				4,928
Common stock options/warrants exercised				(32)				(32)
Share options/warrants charges				4,928				4,928
Total transactions with equity owners	10	4,167		4,896				9,073
Balance at the end at Dec. 31, 2022	£ 478	£ 143,748	£ 1,768	£ 6,801			£ (141,393)	£ 11,402